Income Before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 881.1	$ 902.3	$ 923.7
Foreign	81.3	76.6	47.2
Income before taxes as reported in the statements of income	$ 962.4	$ 978.9	$ 970.9